Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before tax	€ (75,653,470)	€ (42,660,662)	€ (26,068,955)
Non-cash adjustments to reconcile loss before tax to net cash flows/used in operations :
Share-based payment expense	11,349,200	8,196,387	1,587,736
Depreciation expense	152,941	77,370	7,401
Net foreign exchange (gain) / loss	(11,100,392)	(11,760,469)	1,350,592
Finance costs	39,254	267,700	98,678
Changes in working capital:
Decrease (increase) in receivables	317,612	(130,501)	(358,735)
(Increase) decrease in other current assets	(2,511,076)	239,875	(493,165)
Increase in trade and other payables	3,905,486	1,662,686	329,181
Increase (decrease) in accrued liabilities	6,664,878	(196,755)	2,094,322
Income taxes paid	(182,824)	(27,615)	0
Paid interest	(144,243)	(267,700)	(46,648)
Net cash flows used in operating activities	(67,162,634)	(44,599,684)	(21,499,593)
Investing activities
Purchase of property, plant and equipment	(124,296)	(130,032)	(42,977)
Net cash flows used in investing activities	(124,296)	(130,032)	(42,977)
Financing activities
Proceeds from issue of shares	9,609,865	156,825,699	102,514,879
Transaction costs	(839,970)	(13,154,360)	(1,314,078)
Payment of principal portion of lease liabilities	(119,527)	0	0
Net cash flows provided by financing activities	8,650,368	143,671,339	101,200,801
Net (decrease) increase in cash and cash equivalents	(58,636,562)	98,941,623	79,658,231
Cash and cash equivalents at the beginning of the year	209,353,132	98,628,871	20,326,372
Effect of exchange rate changes	11,120,859	11,782,638	(1,355,732)
Cash and cash equivalents at the end of the year	€ 161,837,429	€ 209,353,132	€ 98,628,871